Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series VIII
Entity Central Index Key	0000729218
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity Advisor International Capital Appreciation Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class Z
Trading Symbol	FIDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 16,250,767,968
Holdings Count | shares	64
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 27.0 Financials 24.2 Materials 6.7 Consumer Staples 3.2 Consumer Discretionary 2.7 Utilities 1.8 Communication Services 1.3 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 19.8 Japan 15.8 Taiwan 6.9 United Kingdom 6.8 Israel 6.5 Netherlands 5.2 Germany 5.2 India 3.8 Spain 3.8 Others 26.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 19.8 Japan - 15.8 Taiwan - 6.9 United Kingdom - 6.8 Israel - 6.5 Netherlands - 5.2 Germany - 5.2 India - 3.8 Spain - 3.8 Others - 26.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.9 ASML Holding NV 3.1 SK Hynix Inc 2.5 ASM International NV 2.1 Schneider Electric SE 2.1 Hitachi Ltd 2.1 Siemens Energy AG 2.1 Rolls-Royce Holdings PLC 2.1 Next Vision Stabilized Systems Ltd 2.0 Celestica Inc (United States) 2.0 27.0
Fidelity Advisor International Capital Appreciation Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class M
Trading Symbol	FIATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.23%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
Net Assets	$ 16,250,767,968
Holdings Count | shares	64
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 27.0 Financials 24.2 Materials 6.7 Consumer Staples 3.2 Consumer Discretionary 2.7 Utilities 1.8 Communication Services 1.3 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 19.8 Japan 15.8 Taiwan 6.9 United Kingdom 6.8 Israel 6.5 Netherlands 5.2 Germany 5.2 India 3.8 Spain 3.8 Others 26.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 19.8 Japan - 15.8 Taiwan - 6.9 United Kingdom - 6.8 Israel - 6.5 Netherlands - 5.2 Germany - 5.2 India - 3.8 Spain - 3.8 Others - 26.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.9 ASML Holding NV 3.1 SK Hynix Inc 2.5 ASM International NV 2.1 Schneider Electric SE 2.1 Hitachi Ltd 2.1 Siemens Energy AG 2.1 Rolls-Royce Holdings PLC 2.1 Next Vision Stabilized Systems Ltd 2.0 Celestica Inc (United States) 2.0 27.0
Fidelity Advisor International Capital Appreciation Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class I
Trading Symbol	FCPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 16,250,767,968
Holdings Count | shares	64
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 27.0 Financials 24.2 Materials 6.7 Consumer Staples 3.2 Consumer Discretionary 2.7 Utilities 1.8 Communication Services 1.3 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 19.8 Japan 15.8 Taiwan 6.9 United Kingdom 6.8 Israel 6.5 Netherlands 5.2 Germany 5.2 India 3.8 Spain 3.8 Others 26.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 19.8 Japan - 15.8 Taiwan - 6.9 United Kingdom - 6.8 Israel - 6.5 Netherlands - 5.2 Germany - 5.2 India - 3.8 Spain - 3.8 Others - 26.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.9 ASML Holding NV 3.1 SK Hynix Inc 2.5 ASM International NV 2.1 Schneider Electric SE 2.1 Hitachi Ltd 2.1 Siemens Energy AG 2.1 Rolls-Royce Holdings PLC 2.1 Next Vision Stabilized Systems Ltd 2.0 Celestica Inc (United States) 2.0 27.0
Fidelity Advisor International Capital Appreciation Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class C
Trading Symbol	FCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.73%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%
Net Assets	$ 16,250,767,968
Holdings Count | shares	64
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 27.0 Financials 24.2 Materials 6.7 Consumer Staples 3.2 Consumer Discretionary 2.7 Utilities 1.8 Communication Services 1.3 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 19.8 Japan 15.8 Taiwan 6.9 United Kingdom 6.8 Israel 6.5 Netherlands 5.2 Germany 5.2 India 3.8 Spain 3.8 Others 26.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 19.8 Japan - 15.8 Taiwan - 6.9 United Kingdom - 6.8 Israel - 6.5 Netherlands - 5.2 Germany - 5.2 India - 3.8 Spain - 3.8 Others - 26.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.9 ASML Holding NV 3.1 SK Hynix Inc 2.5 ASM International NV 2.1 Schneider Electric SE 2.1 Hitachi Ltd 2.1 Siemens Energy AG 2.1 Rolls-Royce Holdings PLC 2.1 Next Vision Stabilized Systems Ltd 2.0 Celestica Inc (United States) 2.0 27.0
Fidelity Advisor International Capital Appreciation Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class A
Trading Symbol	FCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 16,250,767,968
Holdings Count | shares	64
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 27.0 Financials 24.2 Materials 6.7 Consumer Staples 3.2 Consumer Discretionary 2.7 Utilities 1.8 Communication Services 1.3 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 19.8 Japan 15.8 Taiwan 6.9 United Kingdom 6.8 Israel 6.5 Netherlands 5.2 Germany 5.2 India 3.8 Spain 3.8 Others 26.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 19.8 Japan - 15.8 Taiwan - 6.9 United Kingdom - 6.8 Israel - 6.5 Netherlands - 5.2 Germany - 5.2 India - 3.8 Spain - 3.8 Others - 26.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.9 ASML Holding NV 3.1 SK Hynix Inc 2.5 ASM International NV 2.1 Schneider Electric SE 2.1 Hitachi Ltd 2.1 Siemens Energy AG 2.1 Rolls-Royce Holdings PLC 2.1 Next Vision Stabilized Systems Ltd 2.0 Celestica Inc (United States) 2.0 27.0
Fidelity Advisor Global Capital Appreciation Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class M
Trading Symbol	FGETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 79	1.55%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
Net Assets	$ 176,426,894
Holdings Count | shares	62
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$176,426,894
Number of Holdings	62
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.3 Industrials 16.6 Financials 15.1 Communication Services 8.8 Consumer Discretionary 6.7 Health Care 5.0 Energy 4.7 Materials 1.7 Consumer Staples 1.3 Common Stocks 95.8 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 67.5 Taiwan 4.7 Korea (South) 4.4 Japan 4.4 China 3.5 United Kingdom 2.9 Germany 2.4 Spain 2.1 Canada 1.6 Others 6.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 67.5 Taiwan - 4.7 Korea (South) - 4.4 Japan - 4.4 China - 3.5 United Kingdom - 2.9 Germany - 2.4 Spain - 2.1 Canada - 1.6 Others - 6.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.2 Alphabet Inc Class A 5.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.7 SK Hynix Inc 4.4 Amazon.com Inc 3.7 Amphenol Corp Class A 2.9 Westinghouse Air Brake Technologies Corp 2.4 Seagate Technology Holdings PLC 2.3 Broadcom Inc 2.3 EMCOR Group Inc 2.2 37.2
Fidelity Advisor Global Capital Appreciation Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class I
Trading Symbol	FEUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 176,426,894
Holdings Count | shares	62
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$176,426,894
Number of Holdings	62
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.3 Industrials 16.6 Financials 15.1 Communication Services 8.8 Consumer Discretionary 6.7 Health Care 5.0 Energy 4.7 Materials 1.7 Consumer Staples 1.3 Common Stocks 95.8 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 67.5 Taiwan 4.7 Korea (South) 4.4 Japan 4.4 China 3.5 United Kingdom 2.9 Germany 2.4 Spain 2.1 Canada 1.6 Others 6.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 67.5 Taiwan - 4.7 Korea (South) - 4.4 Japan - 4.4 China - 3.5 United Kingdom - 2.9 Germany - 2.4 Spain - 2.1 Canada - 1.6 Others - 6.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.2 Alphabet Inc Class A 5.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.7 SK Hynix Inc 4.4 Amazon.com Inc 3.7 Amphenol Corp Class A 2.9 Westinghouse Air Brake Technologies Corp 2.4 Seagate Technology Holdings PLC 2.3 Broadcom Inc 2.3 EMCOR Group Inc 2.2 37.2
Fidelity Advisor Global Capital Appreciation Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class C
Trading Symbol	FEUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 105	2.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.05%
Net Assets	$ 176,426,894
Holdings Count | shares	62
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$176,426,894
Number of Holdings	62
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.3 Industrials 16.6 Financials 15.1 Communication Services 8.8 Consumer Discretionary 6.7 Health Care 5.0 Energy 4.7 Materials 1.7 Consumer Staples 1.3 Common Stocks 95.8 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 67.5 Taiwan 4.7 Korea (South) 4.4 Japan 4.4 China 3.5 United Kingdom 2.9 Germany 2.4 Spain 2.1 Canada 1.6 Others 6.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 67.5 Taiwan - 4.7 Korea (South) - 4.4 Japan - 4.4 China - 3.5 United Kingdom - 2.9 Germany - 2.4 Spain - 2.1 Canada - 1.6 Others - 6.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.2 Alphabet Inc Class A 5.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.7 SK Hynix Inc 4.4 Amazon.com Inc 3.7 Amphenol Corp Class A 2.9 Westinghouse Air Brake Technologies Corp 2.4 Seagate Technology Holdings PLC 2.3 Broadcom Inc 2.3 EMCOR Group Inc 2.2 37.2
Fidelity Advisor Global Capital Appreciation Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class A
Trading Symbol	FGEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Net Assets	$ 176,426,894
Holdings Count | shares	62
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$176,426,894
Number of Holdings	62
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.3 Industrials 16.6 Financials 15.1 Communication Services 8.8 Consumer Discretionary 6.7 Health Care 5.0 Energy 4.7 Materials 1.7 Consumer Staples 1.3 Common Stocks 95.8 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 67.5 Taiwan 4.7 Korea (South) 4.4 Japan 4.4 China 3.5 United Kingdom 2.9 Germany 2.4 Spain 2.1 Canada 1.6 Others 6.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 67.5 Taiwan - 4.7 Korea (South) - 4.4 Japan - 4.4 China - 3.5 United Kingdom - 2.9 Germany - 2.4 Spain - 2.1 Canada - 1.6 Others - 6.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.2 Alphabet Inc Class A 5.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.7 SK Hynix Inc 4.4 Amazon.com Inc 3.7 Amphenol Corp Class A 2.9 Westinghouse Air Brake Technologies Corp 2.4 Seagate Technology Holdings PLC 2.3 Broadcom Inc 2.3 EMCOR Group Inc 2.2 37.2
Fidelity Advisor Focused Emerging Markets Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class Z
Trading Symbol	FZAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.78%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.78%
Net Assets	$ 12,475,458,273
Holdings Count | shares	62
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,475,458,273
Number of Holdings	62
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.2 Financials 21.4 Industrials 12.2 Communication Services 8.6 Materials 7.7 Consumer Discretionary 6.4 Energy 5.1 Health Care 3.5 Consumer Staples 2.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 China 24.0 Taiwan 22.2 Korea (South) 11.7 India 7.1 Mexico 4.8 South Africa 3.3 Hungary 3.1 United States 3.0 Saudi Arabia 2.8 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 24.0 Taiwan - 22.2 Korea (South) - 11.7 India - 7.1 Mexico - 4.8 South Africa - 3.3 Hungary - 3.1 United States - 3.0 Saudi Arabia - 2.8 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.3 Samsung Electronics Co Ltd 9.2 Tencent Holdings Ltd 5.0 MediaTek Inc 4.1 Delta Electronics Inc 2.8 Larsen & Toubro Ltd 2.2 China Construction Bank Corp H Shares 2.1 America Movil SAB de CV ADR 2.1 Yageo Corp 2.0 Credicorp Ltd 2.0 41.8
Fidelity Advisor Focused Emerging Markets Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class M
Trading Symbol	FTMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.40%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.40%
Net Assets	$ 12,475,458,273
Holdings Count | shares	62
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,475,458,273
Number of Holdings	62
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.2 Financials 21.4 Industrials 12.2 Communication Services 8.6 Materials 7.7 Consumer Discretionary 6.4 Energy 5.1 Health Care 3.5 Consumer Staples 2.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 China 24.0 Taiwan 22.2 Korea (South) 11.7 India 7.1 Mexico 4.8 South Africa 3.3 Hungary 3.1 United States 3.0 Saudi Arabia 2.8 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 24.0 Taiwan - 22.2 Korea (South) - 11.7 India - 7.1 Mexico - 4.8 South Africa - 3.3 Hungary - 3.1 United States - 3.0 Saudi Arabia - 2.8 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.3 Samsung Electronics Co Ltd 9.2 Tencent Holdings Ltd 5.0 MediaTek Inc 4.1 Delta Electronics Inc 2.8 Larsen & Toubro Ltd 2.2 China Construction Bank Corp H Shares 2.1 America Movil SAB de CV ADR 2.1 Yageo Corp 2.0 Credicorp Ltd 2.0 41.8
Fidelity Advisor Focused Emerging Markets Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class I
Trading Symbol	FIMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Net Assets	$ 12,475,458,273
Holdings Count | shares	62
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,475,458,273
Number of Holdings	62
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.2 Financials 21.4 Industrials 12.2 Communication Services 8.6 Materials 7.7 Consumer Discretionary 6.4 Energy 5.1 Health Care 3.5 Consumer Staples 2.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 China 24.0 Taiwan 22.2 Korea (South) 11.7 India 7.1 Mexico 4.8 South Africa 3.3 Hungary 3.1 United States 3.0 Saudi Arabia 2.8 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 24.0 Taiwan - 22.2 Korea (South) - 11.7 India - 7.1 Mexico - 4.8 South Africa - 3.3 Hungary - 3.1 United States - 3.0 Saudi Arabia - 2.8 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.3 Samsung Electronics Co Ltd 9.2 Tencent Holdings Ltd 5.0 MediaTek Inc 4.1 Delta Electronics Inc 2.8 Larsen & Toubro Ltd 2.2 China Construction Bank Corp H Shares 2.1 America Movil SAB de CV ADR 2.1 Yageo Corp 2.0 Credicorp Ltd 2.0 41.8
Fidelity Advisor Focused Emerging Markets Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class C
Trading Symbol	FMCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.90%
Net Assets	$ 12,475,458,273
Holdings Count | shares	62
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,475,458,273
Number of Holdings	62
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.2 Financials 21.4 Industrials 12.2 Communication Services 8.6 Materials 7.7 Consumer Discretionary 6.4 Energy 5.1 Health Care 3.5 Consumer Staples 2.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 China 24.0 Taiwan 22.2 Korea (South) 11.7 India 7.1 Mexico 4.8 South Africa 3.3 Hungary 3.1 United States 3.0 Saudi Arabia 2.8 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 24.0 Taiwan - 22.2 Korea (South) - 11.7 India - 7.1 Mexico - 4.8 South Africa - 3.3 Hungary - 3.1 United States - 3.0 Saudi Arabia - 2.8 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.3 Samsung Electronics Co Ltd 9.2 Tencent Holdings Ltd 5.0 MediaTek Inc 4.1 Delta Electronics Inc 2.8 Larsen & Toubro Ltd 2.2 China Construction Bank Corp H Shares 2.1 America Movil SAB de CV ADR 2.1 Yageo Corp 2.0 Credicorp Ltd 2.0 41.8
Fidelity Advisor Focused Emerging Markets Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class A
Trading Symbol	FAMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.15%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%
Net Assets	$ 12,475,458,273
Holdings Count | shares	62
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,475,458,273
Number of Holdings	62
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.2 Financials 21.4 Industrials 12.2 Communication Services 8.6 Materials 7.7 Consumer Discretionary 6.4 Energy 5.1 Health Care 3.5 Consumer Staples 2.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 China 24.0 Taiwan 22.2 Korea (South) 11.7 India 7.1 Mexico 4.8 South Africa 3.3 Hungary 3.1 United States 3.0 Saudi Arabia 2.8 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 24.0 Taiwan - 22.2 Korea (South) - 11.7 India - 7.1 Mexico - 4.8 South Africa - 3.3 Hungary - 3.1 United States - 3.0 Saudi Arabia - 2.8 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.3 Samsung Electronics Co Ltd 9.2 Tencent Holdings Ltd 5.0 MediaTek Inc 4.1 Delta Electronics Inc 2.8 Larsen & Toubro Ltd 2.2 China Construction Bank Corp H Shares 2.1 America Movil SAB de CV ADR 2.1 Yageo Corp 2.0 Credicorp Ltd 2.0 41.8
Fidelity Advisor Emerging Asia Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class Z
Trading Symbol	FIQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Net Assets	$ 718,365,445
Holdings Count | shares	72
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$718,365,445
Number of Holdings	72
Portfolio Turnover	103%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.8 Industrials 16.3 Financials 12.5 Consumer Discretionary 8.1 Communication Services 6.2 Materials 5.0 Health Care 3.2 Consumer Staples 1.9 Energy 1.8 Common Stocks 92.8 Preferred Stocks 5.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Preferred Stocks - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 31.7 Taiwan 30.2 Korea (South) 21.2 India 7.0 Singapore 3.3 United States 2.6 Hong Kong 1.6 Indonesia 1.3 Philippines 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 31.7 Taiwan - 30.2 Korea (South) - 21.2 India - 7.0 Singapore - 3.3 United States - 2.6 Hong Kong - 1.6 Indonesia - 1.3 Philippines - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 17.0 Tencent Holdings Ltd 4.6 Samsung Electronics Co Ltd non-voting shares 4.4 SK Square Co Ltd 4.0 MediaTek Inc 2.7 Samsung Electronics Co Ltd 2.7 Delta Electronics Inc 2.5 Contemporary Amperex Technology Co Ltd A Shares (China) 2.1 Ping An Insurance Group Co of China Ltd H Shares 2.0 LS Electric Co Ltd 1.8 43.8
Fidelity Advisor Emerging Asia Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class M
Trading Symbol	FEATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 79	1.45%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.45%
Net Assets	$ 718,365,445
Holdings Count | shares	72
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$718,365,445
Number of Holdings	72
Portfolio Turnover	103%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.8 Industrials 16.3 Financials 12.5 Consumer Discretionary 8.1 Communication Services 6.2 Materials 5.0 Health Care 3.2 Consumer Staples 1.9 Energy 1.8 Common Stocks 92.8 Preferred Stocks 5.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Preferred Stocks - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 31.7 Taiwan 30.2 Korea (South) 21.2 India 7.0 Singapore 3.3 United States 2.6 Hong Kong 1.6 Indonesia 1.3 Philippines 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 31.7 Taiwan - 30.2 Korea (South) - 21.2 India - 7.0 Singapore - 3.3 United States - 2.6 Hong Kong - 1.6 Indonesia - 1.3 Philippines - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 17.0 Tencent Holdings Ltd 4.6 Samsung Electronics Co Ltd non-voting shares 4.4 SK Square Co Ltd 4.0 MediaTek Inc 2.7 Samsung Electronics Co Ltd 2.7 Delta Electronics Inc 2.5 Contemporary Amperex Technology Co Ltd A Shares (China) 2.1 Ping An Insurance Group Co of China Ltd H Shares 2.0 LS Electric Co Ltd 1.8 43.8
Fidelity Advisor Emerging Asia Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class I
Trading Symbol	FERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.93%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.93%
Net Assets	$ 718,365,445
Holdings Count | shares	72
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$718,365,445
Number of Holdings	72
Portfolio Turnover	103%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.8 Industrials 16.3 Financials 12.5 Consumer Discretionary 8.1 Communication Services 6.2 Materials 5.0 Health Care 3.2 Consumer Staples 1.9 Energy 1.8 Common Stocks 92.8 Preferred Stocks 5.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Preferred Stocks - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 31.7 Taiwan 30.2 Korea (South) 21.2 India 7.0 Singapore 3.3 United States 2.6 Hong Kong 1.6 Indonesia 1.3 Philippines 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 31.7 Taiwan - 30.2 Korea (South) - 21.2 India - 7.0 Singapore - 3.3 United States - 2.6 Hong Kong - 1.6 Indonesia - 1.3 Philippines - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 17.0 Tencent Holdings Ltd 4.6 Samsung Electronics Co Ltd non-voting shares 4.4 SK Square Co Ltd 4.0 MediaTek Inc 2.7 Samsung Electronics Co Ltd 2.7 Delta Electronics Inc 2.5 Contemporary Amperex Technology Co Ltd A Shares (China) 2.1 Ping An Insurance Group Co of China Ltd H Shares 2.0 LS Electric Co Ltd 1.8 43.8
Fidelity Advisor Emerging Asia Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class C
Trading Symbol	FERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 106	1.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.94%
Net Assets	$ 718,365,445
Holdings Count | shares	72
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$718,365,445
Number of Holdings	72
Portfolio Turnover	103%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.8 Industrials 16.3 Financials 12.5 Consumer Discretionary 8.1 Communication Services 6.2 Materials 5.0 Health Care 3.2 Consumer Staples 1.9 Energy 1.8 Common Stocks 92.8 Preferred Stocks 5.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Preferred Stocks - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 31.7 Taiwan 30.2 Korea (South) 21.2 India 7.0 Singapore 3.3 United States 2.6 Hong Kong 1.6 Indonesia 1.3 Philippines 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 31.7 Taiwan - 30.2 Korea (South) - 21.2 India - 7.0 Singapore - 3.3 United States - 2.6 Hong Kong - 1.6 Indonesia - 1.3 Philippines - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 17.0 Tencent Holdings Ltd 4.6 Samsung Electronics Co Ltd non-voting shares 4.4 SK Square Co Ltd 4.0 MediaTek Inc 2.7 Samsung Electronics Co Ltd 2.7 Delta Electronics Inc 2.5 Contemporary Amperex Technology Co Ltd A Shares (China) 2.1 Ping An Insurance Group Co of China Ltd H Shares 2.0 LS Electric Co Ltd 1.8 43.8
Fidelity Advisor Emerging Asia Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class A
Trading Symbol	FEAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	1.20%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%
Net Assets	$ 718,365,445
Holdings Count | shares	72
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$718,365,445
Number of Holdings	72
Portfolio Turnover	103%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.8 Industrials 16.3 Financials 12.5 Consumer Discretionary 8.1 Communication Services 6.2 Materials 5.0 Health Care 3.2 Consumer Staples 1.9 Energy 1.8 Common Stocks 92.8 Preferred Stocks 5.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Preferred Stocks - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 31.7 Taiwan 30.2 Korea (South) 21.2 India 7.0 Singapore 3.3 United States 2.6 Hong Kong 1.6 Indonesia 1.3 Philippines 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 31.7 Taiwan - 30.2 Korea (South) - 21.2 India - 7.0 Singapore - 3.3 United States - 2.6 Hong Kong - 1.6 Indonesia - 1.3 Philippines - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 17.0 Tencent Holdings Ltd 4.6 Samsung Electronics Co Ltd non-voting shares 4.4 SK Square Co Ltd 4.0 MediaTek Inc 2.7 Samsung Electronics Co Ltd 2.7 Delta Electronics Inc 2.5 Contemporary Amperex Technology Co Ltd A Shares (China) 2.1 Ping An Insurance Group Co of China Ltd H Shares 2.0 LS Electric Co Ltd 1.8 43.8
Fidelity Advisor Diversified International Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class Z
Trading Symbol	FZABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 1,724,046,590
Holdings Count | shares	152
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,724,046,590
Number of Holdings	152
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.1 Industrials 23.6 Information Technology 15.6 Health Care 7.9 Materials 7.6 Consumer Discretionary 6.7 Energy 4.2 Consumer Staples 3.1 Utilities 2.2 Communication Services 0.7 Common Stocks 96.9 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 Japan 20.2 United Kingdom 15.1 United States 10.6 Germany 8.8 Spain 5.0 France 4.9 Italy 4.4 Netherlands 4.2 Canada 3.9 Others 22.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 15.1 United States - 10.6 Germany - 8.8 Spain - 5.0 France - 4.9 Italy - 4.4 Netherlands - 4.2 Canada - 3.9 Others - 22.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV depository receipt 3.3 Banco Santander SA 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Rolls-Royce Holdings PLC 2.1 Shell PLC 1.9 Siemens Energy AG 1.9 Schneider Electric SE 1.9 Lloyds Banking Group PLC 1.8 SK Hynix Inc 1.8 CaixaBank SA 1.7 21.3
Fidelity Advisor Diversified International Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class M
Trading Symbol	FADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.34%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
Net Assets	$ 1,724,046,590
Holdings Count | shares	152
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,724,046,590
Number of Holdings	152
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.1 Industrials 23.6 Information Technology 15.6 Health Care 7.9 Materials 7.6 Consumer Discretionary 6.7 Energy 4.2 Consumer Staples 3.1 Utilities 2.2 Communication Services 0.7 Common Stocks 96.9 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 Japan 20.2 United Kingdom 15.1 United States 10.6 Germany 8.8 Spain 5.0 France 4.9 Italy 4.4 Netherlands 4.2 Canada 3.9 Others 22.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 15.1 United States - 10.6 Germany - 8.8 Spain - 5.0 France - 4.9 Italy - 4.4 Netherlands - 4.2 Canada - 3.9 Others - 22.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV depository receipt 3.3 Banco Santander SA 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Rolls-Royce Holdings PLC 2.1 Shell PLC 1.9 Siemens Energy AG 1.9 Schneider Electric SE 1.9 Lloyds Banking Group PLC 1.8 SK Hynix Inc 1.8 CaixaBank SA 1.7 21.3
Fidelity Advisor Diversified International Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class I
Trading Symbol	FDVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 1,724,046,590
Holdings Count | shares	152
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,724,046,590
Number of Holdings	152
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.1 Industrials 23.6 Information Technology 15.6 Health Care 7.9 Materials 7.6 Consumer Discretionary 6.7 Energy 4.2 Consumer Staples 3.1 Utilities 2.2 Communication Services 0.7 Common Stocks 96.9 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 Japan 20.2 United Kingdom 15.1 United States 10.6 Germany 8.8 Spain 5.0 France 4.9 Italy 4.4 Netherlands 4.2 Canada 3.9 Others 22.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 15.1 United States - 10.6 Germany - 8.8 Spain - 5.0 France - 4.9 Italy - 4.4 Netherlands - 4.2 Canada - 3.9 Others - 22.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV depository receipt 3.3 Banco Santander SA 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Rolls-Royce Holdings PLC 2.1 Shell PLC 1.9 Siemens Energy AG 1.9 Schneider Electric SE 1.9 Lloyds Banking Group PLC 1.8 SK Hynix Inc 1.8 CaixaBank SA 1.7 21.3
Fidelity Advisor Diversified International Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class C
Trading Symbol	FADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.84%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.84%
Net Assets	$ 1,724,046,590
Holdings Count | shares	152
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,724,046,590
Number of Holdings	152
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.1 Industrials 23.6 Information Technology 15.6 Health Care 7.9 Materials 7.6 Consumer Discretionary 6.7 Energy 4.2 Consumer Staples 3.1 Utilities 2.2 Communication Services 0.7 Common Stocks 96.9 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 Japan 20.2 United Kingdom 15.1 United States 10.6 Germany 8.8 Spain 5.0 France 4.9 Italy 4.4 Netherlands 4.2 Canada 3.9 Others 22.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 15.1 United States - 10.6 Germany - 8.8 Spain - 5.0 France - 4.9 Italy - 4.4 Netherlands - 4.2 Canada - 3.9 Others - 22.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV depository receipt 3.3 Banco Santander SA 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Rolls-Royce Holdings PLC 2.1 Shell PLC 1.9 Siemens Energy AG 1.9 Schneider Electric SE 1.9 Lloyds Banking Group PLC 1.8 SK Hynix Inc 1.8 CaixaBank SA 1.7 21.3
Fidelity Advisor Diversified International Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class A
Trading Symbol	FDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.09%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%
Net Assets	$ 1,724,046,590
Holdings Count | shares	152
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,724,046,590
Number of Holdings	152
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.1 Industrials 23.6 Information Technology 15.6 Health Care 7.9 Materials 7.6 Consumer Discretionary 6.7 Energy 4.2 Consumer Staples 3.1 Utilities 2.2 Communication Services 0.7 Common Stocks 96.9 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 Japan 20.2 United Kingdom 15.1 United States 10.6 Germany 8.8 Spain 5.0 France 4.9 Italy 4.4 Netherlands 4.2 Canada 3.9 Others 22.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 United Kingdom - 15.1 United States - 10.6 Germany - 8.8 Spain - 5.0 France - 4.9 Italy - 4.4 Netherlands - 4.2 Canada - 3.9 Others - 22.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV depository receipt 3.3 Banco Santander SA 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Rolls-Royce Holdings PLC 2.1 Shell PLC 1.9 Siemens Energy AG 1.9 Schneider Electric SE 1.9 Lloyds Banking Group PLC 1.8 SK Hynix Inc 1.8 CaixaBank SA 1.7 21.3
Fidelity International Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity® International Capital Appreciation Fund
Trading Symbol	FICQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation Fund	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 16,250,767,968
Holdings Count | shares	64
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 27.0 Financials 24.2 Materials 6.7 Consumer Staples 3.2 Consumer Discretionary 2.7 Utilities 1.8 Communication Services 1.3 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 19.8 Japan 15.8 Taiwan 6.9 United Kingdom 6.8 Israel 6.5 Netherlands 5.2 Germany 5.2 India 3.8 Spain 3.8 Others 26.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 19.8 Japan - 15.8 Taiwan - 6.9 United Kingdom - 6.8 Israel - 6.5 Netherlands - 5.2 Germany - 5.2 India - 3.8 Spain - 3.8 Others - 26.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.9 ASML Holding NV 3.1 SK Hynix Inc 2.5 ASM International NV 2.1 Schneider Electric SE 2.1 Hitachi Ltd 2.1 Siemens Energy AG 2.1 Rolls-Royce Holdings PLC 2.1 Next Vision Stabilized Systems Ltd 2.0 Celestica Inc (United States) 2.0 27.0